Supplement to Prospectus dated April 30, 1999, for Metropolitan Life Separate Account E for Enhanced TSA, Enhanced Non-Qualified, Enhanced IRA, Enhanced PEDC and Enhanced 403(a) Preference Plus and Financial Freedom Account Group Variable Annuity Contracts.

Issued By: Metropolitan Life Insurance Company

You should read this Supplement in conjunction with your prospectus and retain it with your prospectus for future reference.

The Accumulation Unit Value charts for the Enhanced Preference Plus Deferred Annuities on page FFA-18 and for the Financial Freedom Account Deferred Annuities on page FFA-23 are replaced with the following charts:

                            Accumulation Unit Values

          (For an accumulation unit outstanding throughout the period)

                                                                                  Beginning of Year          End of Year
                                                                                    Accumulation            Accumulation
Enhanced Preference Plus Deferred Annuities                      Year                Unit Value              Unit Value
                                                                 ----             -----------------         ------------
Fidelity Money Market Division (e) ............................. 1998                   $12.73                $13.30
                                                                 1997                    12.18                 12.73
                                                                 1996                    11.66                 12.18
                                                                 1995                    11.12                 11.66
                                                                 1994                    10.77                 11.12
                                                                 1993                    10.53                 10.77
                                                                 1992                    10.23                 10.53
(e) No longer offered under the Enhanced Deferred Annuities

                                                                                  Beginning of Year          End of Year
                                                                                    Accumulation            Accumulation
Financial Freedom Deferred Annuities                               Year              Unit Value              Unit Value
                                                                 ----             -----------------         ------------
Fidelity Money Market Division...................................1998                    12.73                 13.30
                                                                 1997                    12.18                 12.73
                                                                 1996                    11.66                 12.18
                                                                 1995                    11.12                 11.66
                                                                 1994                    10.77                 11.12
                                                                 1993                    10.53                 10.77
                                                                 1992                    10.23                 10.53
                                                                 1991                    10.00(b)              10.23
(b) Inception Date July 1, 1991

                   KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS
                   OCTOBER 25, 1999

Supplement to Statement of Additional Information dated April 30, 1999, Metropolitan Life Separate Account E Preference Plus and Financial Freedom Account Group and Individual Annuity Contracts.

Substitute the following information regarding the Financial Freedom Account Deferred Annuities for the information in the chart on page 31:

       Money Market Divisions - Seven Day Period Ending December 31, 1998

                                                                                                              Effective
                                                                                        Yield                   Yield
                                                                                        -----                 ---------
Financial Freedom Account Deferred Annuities..........................................  4.14%                 4.22%

       Keep this Supplement with your Statement of Additional Information

                   KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS
                   OCTOBER 25, 1999